UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05497

Western Asset Municipal High Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2024

WESTERN ASSET

MUNICIPAL HIGH INCOME

FUND INC. (MHF)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks high current income exempt from federal income taxes.

The Fund seeks to achieve its investment objective by investing primarily in intermediate-and long-term municipal debt securities issued by state and local governments (“municipal obligations”). However, the Fund may invest in municipal obligations of any maturity. The Fund may invest up to 100% of its assets in municipal obligations rated below investment grade (commonly referred to as “junk bonds”).

II	Western Asset Municipal High Income Fund Inc.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Municipal High Income Fund Inc. for the six-month reporting period ended April 30, 2024. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

Effective March 1, 2024, Michael C. Buchanan and Ryan K. Brist joined the Fund’s portfolio management team and S. Kenneth Leech no longer serves as a member of the Fund’s portfolio management team.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

May 31, 2024

Western Asset Municipal High Income Fund Inc.	III

Performance review

For the six months ended April 30, 2024, Western Asset Municipal High Income Fund Inc. returned 8.96% based on its net asset value (“NAV”)i and 15.65% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Bloomberg Municipal Bond Indexii, returned 7.06% for the same period.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.15 per share. As of April 30, 2024, the Fund estimates that 99% of the distributions were sourced from net investment income and 1% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of April 30, 2024. Past performance is no guarantee of future results.

Performance Snapshot as of April 30, 2024 (unaudited)
Price Per Share	6-Month Total Return**
$7.20 (NAV)	8.96	%†
$6.79 (Market Price)	15.65	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

*

These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

IV	Western Asset Municipal High Income Fund Inc.

Performance review (cont’d)

Looking for additional information?

The Fund is traded under the symbol “MHF” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XMHFX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in the Western Asset Municipal High Income Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

May 31, 2024

RISKS: The Fund is a diversified closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. The Fund’s investments are subject to a number of risks, such as credit risk, inflation risk and interest rate risk. High yield bonds, known as “junk bonds,” involve greater credit and liquidity risks than investment grade bonds. As interest rates rise, bond prices fall, reducing the value of the Fund’s holdings. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund may invest in securities of other investment companies. To the extent it does, Fund stockholders will indirectly pay a portion of the operating costs of such companies, in addition to the expenses that the Fund bears directly in connection with its own operation. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”) that invest primarily in municipal securities, involves risks

Western Asset Municipal High Income Fund Inc.	V

similar to those of investing directly in the securities in which those investment companies invest. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadviser.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

ii	The Bloomberg Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

VI	Western Asset Municipal High Income Fund Inc.

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2024 and October 31, 2023 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report	1

Schedule of investments (unaudited)

April 30, 2024

Western Asset Municipal High Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.0%
Alabama — 3.4%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series D-1, Refunding	5.500%	2/1/29	$200,000	$211,206	(a)(b)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/45	1,500,000	1,608,429
Warrants, Series 2024, Refunding	5.250%	10/1/49	2,000,000	2,107,408
Warrants, Series 2024, Refunding	5.500%	10/1/53	1,000,000	1,071,062
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	350,000	370,126
Total Alabama				5,368,231
Alaska — 0.8%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	250,000	252,169	(c)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A	4.000%	6/1/36	400,000	404,420
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	250,000	225,934
Asset Backed Senior Bonds, Class 2, Series B-1	4.000%	6/1/50	375,000	375,678
Total Alaska				1,258,201
Arizona — 4.4%
Arizona, AZ, IDA Revenue, Doral Academy Of Northern Nevada Project, Series A, Refunding	4.000%	7/15/51	500,000	382,037	(d)
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	800,000	804,280	(a)(b)
Intel Corp. Project	4.100%	6/15/28	250,000	249,662	(a)(b)(c)
La Paz County, AZ, IDA Revenue, Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	1,000,000	1,006,092	(d)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	500,000	467,403	(d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	190,000	193,501	(d)
Phoenix, AZ, IDA Revenue:
Basis School Inc., Refunding	5.000%	7/1/35	1,000,000	1,003,183	(d)

See Notes to Financial Statements.

2	Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report

Western Asset Municipal High Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Great Hearts Academies, Refunding	5.000%	7/1/41	$1,200,000	$1,148,150
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/37	1,500,000	1,595,414
Total Arizona				6,849,722
California — 9.8%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, Refunding, AGM	5.000%	10/1/52	600,000	638,041
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	510,386
Anaheim, CA, Public Financing Authority, Lease Revenue, Series A, Refunding	5.000%	5/1/46	2,000,000	2,000,000	(e)
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	500,000	524,331	(a)(b)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	500,000	393,143	(d)
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	700,000	688,590	(c)
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	700,000	723,156	(d)
California State Public Finance Authority, Senior Living Revenue, Enso Village Project, Green Bond, Series A	5.000%	11/15/36	250,000	233,831
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	500,000	502,451
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/45	750,000	745,562
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	6.500%	11/1/39	1,000,000	1,248,528
Series C	7.000%	11/1/34	2,000,000	2,460,285
Series C	6.500%	11/1/39	2,000,000	2,497,056
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	300,000	323,011

See Notes to Financial Statements.

Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Municipal High Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Community Facilities District No 2023-1	5.625%	9/1/53	$530,000	$530,814
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding	5.000%	5/1/47	1,000,000	1,007,355	(c)
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	200,000	206,373
Total California				15,232,913
Colorado — 0.9%
Colorado State Health Facilities Authority Revenue, Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	250,000	254,837	(a)(b)
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	150,000	150,194
North Range, CO, Metropolitan District No 2, GO, Series A, Refunding	5.625%	12/1/37	500,000	494,629
Village Metropolitan District, CO, Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	484,652
Total Colorado				1,384,312
Connecticut — 0.7%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	525,609
Connecticut State, GO, Series A	4.000%	4/15/37	600,000	606,401
Total Connecticut				1,132,010
Florida — 7.6%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/49	2,500,000	2,240,698	(c)
Series 2022	5.500%	9/1/52	1,000,000	1,061,688	(c)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/40	650,000	652,024
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	250,000	252,754	(d)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	215,000	216,203	(d)
Florida State Development Finance Corp., Revenue:
Brightline Passenger Rail Project	5.250%	7/1/47	500,000	515,198	(c)(f)

See Notes to Financial Statements.

4	Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report

Western Asset Municipal High Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Brightline Passenger Rail Project	5.500%	7/1/53	$600,000	$622,167	(c)(f)
Brightline Passenger Rail Project, AGM	5.250%	7/1/53	1,250,000	1,303,525	(c)(f)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/28	500,000	504,936
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	150,000	137,341
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	650,000	656,971	(c)
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	750,000	786,284	(c)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	250,000	260,002
Palm Beach County, FL, Health Facilities Authority Hospital Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/39	350,000	354,148
Jupiter Medical Center Project, Series A	5.000%	11/1/47	1,515,000	1,516,677
Palm Beach County, FL, Health Facilities Authority Revenue:
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	100,000	85,607
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	350,000	317,792
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	285,000	3	*(g)(h)(i)
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.000%	5/1/43	350,000	355,945	(d)
Total Florida				11,839,963
Georgia — 1.0%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	350,000	366,530
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	250,000	259,888
Plant Vogtle Units 3&4, Project P, Series A, Refunding	5.000%	1/1/56	250,000	250,809
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	250,000	259,191

See Notes to Financial Statements.

Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Municipal High Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	$150,000	$151,245
Series C	5.000%	9/1/30	250,000	263,361	(a)(b)
Total Georgia				1,551,024
Illinois — 15.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,015,319
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	1,000,000	982,690
Series A	5.000%	12/1/39	1,250,000	1,276,717
Series C, Refunding, AGM	5.000%	12/1/32	1,750,000	1,825,837
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	550,000	597,811
Series A	5.000%	1/1/44	500,000	509,864
Series A, Refunding	5.000%	1/1/28	500,000	522,405
Series A, Refunding	6.000%	1/1/38	300,000	312,610
Series C, Refunding	5.000%	1/1/25	500,000	503,142
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series C, Refunding	5.000%	1/1/44	500,000	518,568	(c)
Senior Lien, Series G	5.000%	1/1/42	500,000	506,031	(c)
Series A, Refunding	5.000%	1/1/31	1,500,000	1,507,044	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,000,000	1,003,696
Second Lien, Series A, Refunding	5.000%	12/1/45	500,000	512,417
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A, Refunding	5.000%	1/1/47	300,000	302,444
Second Lien, Series B, Refunding	5.000%	1/1/38	500,000	513,044
Chicago, IL, Waterworks Revenue, Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,260,000	1,325,742
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	250,000	266,028
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	100,000	105,557
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	300,000	310,414

See Notes to Financial Statements.

6	Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report

Western Asset Municipal High Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series A	5.000%	3/1/37	$1,250,000	$1,338,954
Series A	5.000%	3/1/46	500,000	514,668
Series A, Refunding	5.000%	10/1/29	1,100,000	1,166,155
Series A, Refunding	5.000%	10/1/30	550,000	583,435
Series B, Refunding	5.000%	9/1/27	400,000	417,094
Series D	5.000%	11/1/27	1,150,000	1,203,232
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	350,000	354,107
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	750,000	716,528
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,000,000	904,840
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	250,000	255,121
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,250,000	1,303,400
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	930,000	1,016,857
Total Illinois				24,191,771
Indiana — 2.3%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	500,000	444,742
Marion General Hospital, Series A	4.000%	7/1/45	200,000	181,491
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	200,000	198,579
Wastewater Utility, First Lien, CWA Authority Project, Series A, Refunding	5.000%	10/1/45	1,000,000	1,061,933	(f)
Valparaiso, IN, Exempt Facilities Revenue:
Pratt Paper LLC Project	7.000%	1/1/44	500,000	500,247	(c)
Pratt Paper LLC Project	5.000%	1/1/54	1,100,000	1,115,910	(c)(f)
Total Indiana				3,502,902
Iowa — 1.1%
Iowa State Finance Authority Revenue:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	750,000	778,569	(a)(b)

See Notes to Financial Statements.

Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Municipal High Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Iowa — continued
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/50	$700,000	$729,214
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	150,000	133,830
Total Iowa				1,641,613
Kentucky — 1.9%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	1,500,000	1,488,404	(a)(b)
Series C	4.000%	6/1/25	1,400,000	1,399,787	(a)(b)
Total Kentucky				2,888,191
Louisiana — 1.1%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	700,000	709,514
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	445,984
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	400,000	380,983	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	250,000	239,006	(a)(b)
Total Louisiana				1,775,487
Maryland — 0.6%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	350,000	308,122
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	400,000	408,387	(c)
Maryland State Health & Higher EFA Revenue, Frederick Health System	4.000%	7/1/40	300,000	284,901
Total Maryland				1,001,410
Massachusetts — 0.7%
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	500,000	525,957
Northeastern University Issue, Refunding	5.000%	10/1/44	500,000	545,432
Total Massachusetts				1,071,389
Michigan — 1.2%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	250,000	243,468
Detroit, MI, GO, Unlimited Tax, Series C	6.000%	5/1/43	700,000	776,326

See Notes to Financial Statements.

8	Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report

Western Asset Municipal High Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	$400,000	$354,299
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	250,000	239,376
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	55,000	56,141
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	250,000	251,097	(c)
Total Michigan				1,920,707
Missouri — 1.8%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Refunding	5.000%	2/1/44	750,000	735,188
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	2,000,000	2,001,207
Total Missouri				2,736,395
Nebraska — 0.3%
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	500,000	479,059
Nevada — 0.5%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	300,000	300,954	(d)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	500,000	481,935	(d)
Total Nevada				782,889
New Hampshire — 0.2%
National Finance Authority, NH, Revenue, Presbyterian Senior Living Project, Series A	5.250%	7/1/48	350,000	354,845
New Jersey — 6.5%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	105,000	104,978	(c)(e)(j)
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,500,000	1,500,525	(c)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	650,000	665,731	(c)

See Notes to Financial Statements.

Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Municipal High Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State Higher Education, Student Assistance Authority Revenue, Subordinated, Series B-1	5.000%	12/1/44	$640,000	$600,651	(c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/32	4,720,000	4,800,134
Transportation Program, Series BB	5.000%	6/15/44	1,000,000	1,027,261
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/28	1,250,000	1,339,717
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	150,000	155,333
Total New Jersey				10,194,330
New Mexico — 0.2%
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	250,000	221,945
New York — 10.4%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/34	735,000	795,694
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	300,000	303,816	(d)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/30	250,000	277,149
Green Bonds, Series E, Refunding	4.000%	11/15/45	250,000	232,675
Series A-2	5.000%	5/15/30	400,000	428,848	(a)(b)
New York City, NY, GO, Subseries A-1	4.000%	8/1/40	750,000	744,716
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	300,000	271,837
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Series F, Subseries F-1	5.000%	2/1/47	2,250,000	2,390,398
New York State Dormitory Authority Revenue, Non-State Supported Debt, Memorial Sloan- Kettering Cancer Center, Series B-1	4.000%	7/1/51	500,000	473,324
New York State Liberty Development Corp., Liberty Revenue, 7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	700,000	543,744
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,205,000	1,194,288	(d)

See Notes to Financial Statements.

10	Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report

Western Asset Municipal High Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B	4.000%	1/1/45	$750,000	$714,174
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	750,000	772,198	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2020	4.375%	10/1/45	250,000	241,719	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2023	6.000%	4/1/35	400,000	453,560	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2023	5.625%	4/1/40	300,000	326,220	(c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	3,250,000	3,395,441	(c)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	4.000%	12/1/42	500,000	480,806
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	300,000	295,284	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	500,000	487,668	(c)
Port Authority of New York & New Jersey Revenue, Consolidated Series 221	4.000%	7/15/45	1,000,000	933,915	(c)(k)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	500,000	475,687
Total New York				16,233,161
North Carolina — 0.3%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/47	500,000	502,879
North Dakota — 0.3%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	600,000	457,037
Ohio — 1.1%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	800,000	725,297

See Notes to Financial Statements.

Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Municipal High Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Ohio State Air Quality Development Authority Revenue, American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	$350,000	$304,936	(a)(b)(c)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	700,000	695,082	(c)
Total Ohio				1,725,315
Oklahoma — 0.3%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	502,388
Oregon — 0.3%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/37	500,000	492,265
Pennsylvania — 5.9%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	350,000	344,904
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	45,000	45,320	(e)
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	105,000	105,746	(e)
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	200,000	200,778
Lancaster County, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	500,000	483,040
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding, County GTD	4.750%	5/1/57	500,000	481,271
Pennsylvania State Economic Development Financing Authority Revenue:
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.000%	12/31/32	565,000	618,555	(c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	2,600,000	2,699,799	(c)
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B, Refunding	5.000%	6/1/39	3,170,000	3,225,216

See Notes to Financial Statements.

12	Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report

Western Asset Municipal High Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project, Refunding	5.000%	6/15/40	$400,000	$396,484
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	524,123
Total Pennsylvania				9,125,236
Puerto Rico — 4.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	240,000	212,722
CAB, Restructured, Series A-1	0.000%	7/1/46	1,220,000	382,562
Restructured, Series A-1	4.550%	7/1/40	50,000	50,072
Restructured, Series A-1	4.750%	7/1/53	3,020,000	2,954,937
Restructured, Series A-1	5.000%	7/1/58	880,000	880,104
Restructured, Series A-2	4.329%	7/1/40	530,000	519,046
Restructured, Series A-2A	4.550%	7/1/40	1,380,000	1,381,997
Total Puerto Rico				6,381,440
South Carolina — 0.3%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	400,000	381,144
Tennessee — 0.8%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	500,000	477,611
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AGM	5.250%	7/1/53	350,000	373,977
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	400,000	399,988	(a)(b)
Total Tennessee				1,251,576
Texas — 5.0%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A	5.000%	12/1/46	200,000	193,474
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	500,000	501,890
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	300,000	308,760	(c)
Series B	5.000%	11/15/39	600,000	624,134	(c)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	500,000	466,348

See Notes to Financial Statements.

Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Municipal High Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	$1,000,000	$999,924	(c)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	20,000	20,494	(c)
Series 2017	5.000%	11/1/36	20,000	20,401	(c)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue:
Westminster Manor Project	4.000%	11/1/49	400,000	343,742
Westminster Manor Project, Refunding	5.000%	11/1/40	1,000,000	999,968
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	350,000	262,595
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	700,000	700,013
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	430,000	443,584
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Refunding	5.500%	6/30/41	300,000	319,306	(c)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	1,000,000	1,001,367	(c)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	500,000	500,745	(c)
Willacy County, TX, Jail Public Facilities Corp. Project Revenue	7.500%	11/1/25	160,000	151,586
Total Texas				7,858,331
Utah — 1.4%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.250%	7/1/53	1,000,000	1,050,198	(c)
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	364,169
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	252,111
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	550,000	564,783
Total Utah				2,231,261

See Notes to Financial Statements.

14	Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report

Western Asset Municipal High Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Virginia — 1.5%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	$250,000	$251,217	(c)
Series B, Refunding	5.000%	7/1/45	300,000	300,502	(c)
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	200,000	209,898
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	1,000,000	1,051,882	(c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	500,000	506,852	(c)
Total Virginia				2,320,351
Washington — 0.9%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2022, Refunding	5.000%	8/1/41	500,000	524,606	(c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	535,000	502,802
Seattle Cancer Care Alliance	4.000%	12/1/40	370,000	352,118
Total Washington				1,379,526
Wisconsin — 1.9%
Public Finance Authority, WI, Revenue:
Celanese Project, Series B, Refunding	5.000%	12/1/25	550,000	555,676	(c)
Cone Health, Series A	5.000%	10/1/52	300,000	314,233
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	100,000	96,863
Public Finance Authority, WI, Student Housing Revenue:
Appalachian State University Project, Series A, AGM	4.000%	7/1/45	600,000	546,963
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	1,000,000	1,012,074
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	280,000	228,584	(d)
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	250,000	268,835
Total Wisconsin				3,023,228
Total Municipal Bonds (Cost — $151,774,245)				151,244,447

See Notes to Financial Statements.

Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Municipal High Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds Deposited in Tender Option Bond Trusts (l) — 3.3%
New York — 3.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	$1,440,000	$1,561,049
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A	4.000%	3/15/45	1,740,000	1,686,821
New York State Urban Development Corp. Revenue, State Sales Tax, Series A	5.000%	3/15/47	1,800,000	1,937,924
Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $5,081,793)				5,185,794
Total Investments before Short-Term Investments (Cost — $156,856,038)				156,430,241
Short-Term Investments — 3.4%
Municipal Bonds — 3.4%
Florida — 0.6%
Gainesville, FL, IDR, Gainesville Hillel Inc., Series 2003, LOC - TD Bank N.A.	3.800%	5/1/33	900,000	900,000	(m)(n)
Massachusetts — 0.1%
Massachusetts State HEFA Revenue, Partners Healthcare System Inc., Series P-2, SPA - JPMorgan Chase & Co.	3.680%	7/1/27	100,000	100,000	(m)(n)
Missouri — 0.3%
Missouri State HEFA Revenue, BJC Health System, Series C, Refunding, LIQ - BJC Health System	3.750%	5/15/38	500,000	500,000	(m)(n)
New Mexico — 1.9%
New Mexico State Hospital Equipment Loan Council, Hospital System Revenue, Presbyterian Health Care Services, Series B, Refunding, SPA - JPMorgan Chase & Co.	3.700%	8/1/34	3,000,000	3,000,000	(m)(n)
New York — 0.4%
New York City, NY, HDC, MFH Revenue, Series I-3, SPA - TD Bank N.A.	3.780%	11/1/60	100,000	100,000	(m)(n)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2011, Series DD-1, Refunding, SPA - TD Bank N.A.	3.750%	6/15/43	400,000	400,000	(m)(n)

See Notes to Financial Statements.

16	Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report

Western Asset Municipal High Income Fund Inc.

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Second General Resolution Fiscal 2014, Series AA-1, Refunding, SPA - JPMorgan Chase & Co.	3.800%	6/15/50	$100,000	$100,000	(m)(n)
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	3.750%	6/15/49	100,000	100,000	(m)(n)
Total New York				700,000
Oregon — 0.1%
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	3.750%	8/1/34	100,000	100,000	(m)(n)
Total Municipal Bonds (Cost — $5,300,000)				5,300,000

			Shares
Money Market Funds — 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $17,392)	5.265%		17,392	17,392	(o)(p)
Total Short-Term Investments (Cost — $5,317,392)				5,317,392
Total Investments — 103.7% (Cost — $162,173,430)				161,747,633
TOB Floating Rate Notes — (1.8)%				(2,730,000)
Other Liabilities in Excess of Other Assets — (1.9)%				(3,052,000)
Total Net Assets — 100.0%				$155,965,633

See Notes to Financial Statements.

Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Municipal High Income Fund Inc.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The coupon payment on this security is currently in default as of April 30, 2024.

(h)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(l)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).

(m)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(n)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(o)	Rate shown is one-day yield as of the end of the reporting period.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2024, the total market value of investments in Affiliated Companies was $17,392 and the cost was $17,392 (Note 7).

See Notes to Financial Statements.

18	Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report

Western Asset Municipal High Income Fund Inc.

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

CSCE	— Charter School Credit Enhancement

CWA	— Clean Water Act

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

EFA	— Educational Facilities Authority

GO	— General Obligation

GTD	— Guaranteed

HDA	— Housing Development Authority

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

At April 30, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	39	6/24	$4,939,408	$4,662,938	$(276,470)

See Notes to Financial Statements.

Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report	19

Statement of assets and liabilities (unaudited)

April 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $162,156,038)	$161,730,241
Investments in affiliated securities, at value (Cost — $17,392)	17,392
Interest receivable	2,462,321
Dividends receivable from affiliated investments	187
Deposits with brokers for open futures contracts	103
Prepaid expenses	8,649
Total Assets	164,218,893

Liabilities:
Payable for securities purchased	4,577,205
TOB Floating Rate Notes (Note 1)	2,730,000
Distributions payable	736,142
Investment management fee payable	70,757
Payable to brokers — net variation margin on open futures contracts	40,219
Interest expense payable	24,879
Directors’ fees payable	2,658
Accrued expenses	71,400
Total Liabilities	8,253,260
Total Net Assets	$155,965,633

Net Assets:
Par value ($0.01 par value; 21,651,223 shares issued and outstanding; 500,000,000 shares authorized)	$216,512
Paid-in capital in excess of par value	163,604,428
Total distributable earnings (loss)	(7,855,307)
Total Net Assets	$155,965,633

Shares Outstanding	21,651,223

Net Asset Value	$7.20

See Notes to Financial Statements.

20	Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2024

Investment Income:
Interest	$3,419,868
Dividends from affiliated investments	1,482
Total Investment Income	3,421,350

Expenses:
Investment management fee (Note 2)	430,103
Interest expense (Note 1)	56,339
Directors’ fees	25,621
Audit and tax fees	22,909
Transfer agent fees	18,977
Legal fees	18,178
Fund accounting fees	11,641
Shareholder reports	7,745
Stock exchange listing fees	6,205
Insurance	570
Custody fees	360
Miscellaneous expenses	2,973
Total Expenses	601,621
Less: Fee waivers and/or expense reimbursements (Note 2)	(24)
Net Expenses	601,597
Net Investment Income	2,819,753

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions in unaffiliated securities	394,767
Futures contracts	897
Net Realized Gain	395,664
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	10,157,945
Futures contracts	(276,470)
Change in Net Unrealized Appreciation (Depreciation)	9,881,475
Net Gain on Investments and Futures Contracts	10,277,139
Increase in Net Assets From Operations	$13,096,892

See Notes to Financial Statements.

Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report	21

Statements of changes in net assets

For the Six Months Ended April 30, 2024 (unaudited) and the Year Ended October 31, 2023	2024	2023

Operations:
Net investment income	$2,819,753	$5,550,617
Net realized gain (loss)	395,664	(939,961)
Change in net unrealized appreciation (depreciation)	9,881,475	(628,058)
Increase in Net Assets From Operations	13,096,892	3,982,598

Distributions to Shareholders From (Note 1):
Total distributable earnings	(3,351,609)	(5,187,633)
Decrease in Net Assets From Distributions to Shareholders	(3,351,609)	(5,187,633)
Increase (Decrease) in Net Assets	9,745,283	(1,205,035)

Net Assets:
Beginning of period	146,220,350	147,425,385
End of period	$155,965,633	$146,220,350

See Notes to Financial Statements.

22	Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

	2024[1,2]	2023[1]	2022[1]	2021[1]	2020[1]	2019[1]

Net asset value, beginning of period	$6.75	$6.81	$8.01	$7.86	$8.04	$7.66

Income (loss) from operations:
Net investment income	0.13	0.26	0.26	0.26	0.27	0.30
Net realized and unrealized gain (loss)	0.47	(0.08)	(1.22)	0.15	(0.16)	0.39
Total income (loss) from operations	0.60	0.18	(0.96)	0.41	0.11	0.69

Less distributions from:
Net investment income	(0.15) [3]	(0.24)	(0.24)	(0.26)	(0.29)	(0.31)
Total distributions	(0.15)	(0.24)	(0.24)	(0.26)	(0.29)	(0.31)

Net asset value, end of period	$7.20	$6.75	$6.81	$8.01	$7.86	$8.04

Market price, end of period	$6.79	$6.01	$6.26	$8.44	$7.19	$7.64
Total return, based on NAV[4,5]	8.96%	2.52%	(12.20)%	5.25%	1.43%	9.12%
Total return, based on Market Price[6]	15.65%	(0.37)%	(23.25)%	21.33%	(2.15)%	15.20%

Net assets, end of period (millions)	$156	$146	$147	$173	$170	$174

Ratios to average net assets:
Gross expenses	0.77%[7]	0.75%	0.72%	0.71%	0.71%	0.68%
Net expenses	0.77 [7,8,9]	0.75 [8,9]	0.72 [8,9]	0.71 [8,9]	0.71 [8]	0.68
Net investment income	3.61 [7]	3.60	3.42	3.16	3.43	3.86

Portfolio turnover rate	9%	14%	25%	14%	27%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report	23

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes. The Fund seeks to achieve its investment objective by investing primarily in intermediate and long-term municipal debt securities issued by state and local governments. However, the Fund may invest in municipal obligations of any maturity. The Fund may invest up to 100% of its assets in municipal obligations rated below investment grade (commonly referred to as “junk bonds”). Investment grade securities are those rated in the Baa/BBB categories or above by at least one National Recognized Statistical Rating Organization that provides such a rating or unrated securities that the subadviser determined to be of comparable credit quality. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of pre-refunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net

24	Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report

asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$151,244,444	$3	$151,244,447
Municipal Bonds Deposited in Tender Option Bond Trusts	—	5,185,794	—	5,185,794
Total Long-Term Investments	—	156,430,238	3	156,430,241
Short-Term Investments†:
Municipal Bonds	—	5,300,000	—	5,300,000
Money Market Funds	$17,392	—	—	17,392
Total Short-Term Investments	17,392	5,300,000	—	5,317,392
Total Investments	$17,392	$161,730,238	$3	$161,747,633
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$276,470	—	—	$276,470

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally

26	Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report

issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.

An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the six months ended April 30, 2024, the average daily amount of floating rate notes outstanding was $2,730,000 and weighted average interest rate was 4.06%.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and

Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

28	Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute

Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

FTFA provides administrative and certain oversight services to the Fund. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.

FTFA delegates to Western Asset the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

During the six months ended April 30, 2024, fees waived and/or expenses reimbursed amounted to $24, all of which was an affiliated money market fund waiver.

All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.

The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Directors. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Directors and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended April 30, 2024, such purchase and sale transactions (excluding accrued interest) were $5,305,000 and $4,600,000, respectively.

30	Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report

3. Investments

During the six months ended April 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$14,048,073
Sales	15,731,310

At April 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$159,443,430	$3,482,213	$(3,908,010)	$(425,797)
Futures contracts	—	—	(276,470)	(276,470)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2024.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$276,470

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$897

Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(276,470)

During the six months ended April 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$2,429,763

5. Distributions subsequent to April 30, 2024

The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
4/23/2024	5/1/2024	$0.0340
5/23/2024	6/3/2024	$0.0340
6/21/2024	7/1/2024	$0.0340
7/24/2024	8/1/2024	$0.0340
8/23/2024	9/3/2024	$0.0340

6. Stock repurchase program

On November 16, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended April 30, 2024 and the year ended October 31, 2023, the Fund did not repurchase any shares.

7. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

32	Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report

all or some portion of the six months ended April 30, 2024. The following transactions were effected in such company for the six months ended April 30, 2024.

	Affiliate Value at
	October 31,	Purchased		Sold
	2023	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$99,818	$1,450,620	1,450,620	$1,533,046	1,533,046
(cont’d)		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares		—	$1,482	—	$17,392

8. Deferred capital losses

As of October 31, 2023, the Fund had deferred capital losses of $7,446,719, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset Municipal High Income Fund Inc. 2024 Semi-Annual Report	33

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset Municipal High Income Fund Inc. was held on April 12, 2024 for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:

Election of directors

Nominees	FOR	WITHHELD	ABSTAIN
Carol L. Colman	18,562,438	379,811	191,345
Jane Trust	18,576,354	366,448	190,792

At the Meeting, Mses. Colman and Trust were each duly elected by the shareholders to serve as Class I Directors of the Fund until the 2027 Annual Meeting of Shareholders, or until their successors have been duly elected and qualified or until their resignation or are otherwise removed.

At March 31, 2024, in addition to Mses. Colman and Trust, the other Directors of the Fund were as follows:

Robert D. Agdern

Daniel P. Cronin

Paolo M. Cucchi

Eileen A. Kamerick

Nisha Kumar

Ratification of Selection of Independent Registered Public Accountants

To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended October 31, 2024.

FOR	AGAINST	ABSTAIN	BROKER NON-VOTES
18,871,185	197,445	64,967	0

34	Western Asset Municipal High Income Fund Inc.

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stockholders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.

(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.

Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such

Western Asset Municipal High Income Fund Inc.	35

Dividend reinvestment plan (unaudited) (cont’d)

withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.

36	Western Asset Municipal High Income Fund Inc.

Western Asset

Municipal High Income Fund Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Eileen A. Kamerick

Nisha Kumar

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Christopher Berarducci

Treasurer and Principal Financial Officer

Fred Jensen

Chief Compliance Officer

Marc A. De Oliveira

Secretary and Chief Legal Officer

Thomas C. Mandia

Senior Vice President

Jeanne M. Kelly

Senior Vice President

Western Asset Municipal High Income Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Investment manager

Franklin Templeton Fund Adviser, LLC

Subadviser

Western Asset Management Company, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Computershare Inc.

P.O. Box 43006

Providence, RI 02940-3078

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Simpson Thacher & Bartlett LLP

900 G Street NW

Washington, DC 20001

New York Stock Exchange Symbol

MHF

Franklin Templeton Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to US

This Privacy and Security Notice (the “Privacy Notice”) addresses the Funds’ privacy and data protection practices with respect to nonpublic personal information the Fund receives. The Legg Mason Funds include the Western Asset Money Market Funds (Funds) sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation; and

•	Online account access user IDs, passwords, security challenge question responses.

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds. For additional information related to certain state privacy rights, please visit https:// www.franklintempleton.com/help/privacy-policy.

Revised December 2023.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Municipal High Income Fund Inc.

Western Asset Municipal High Income Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.

This report is transmitted to the shareholders of Western Asset Municipal High Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

P.O. Box 43006

Providence, RI 02940-3078

WAS04050 6/24 SR24-4894

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

On March 1, 2024, Michael C. Buchanan and Ryan Brist became part of the portfolio management team of the Fund.

NAME AND ADDRESS	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Michael C. Buchanan Western Asset 385 East Colorado Blvd. Pasadena, CA 91101	Since March 1, 2024	Responsible for the day-to-day management with other members of the Fund’s portfolio management team; Became Co-Chief Investment Officer of Western Asset in September 2023 with S. Kenneth Leech, with whom he leads the Global and US Strategy Committees; employed by Western Asset Management as an investment professional for at least the past five years; Managing Director and head of U.S. Credit Products from 2003-2005 at Credit Suisse Asset Management

Ryan Brist Western Asset 385 East Colorado Blvd. Pasadena, CA 91101	Since March 1, 2024	Responsible for the day-to-day management with other members of the Fund’s portfolio management team; Head of Investment-Grade Credit of Western Asset and has oversight of US credit research as well as of the Municipal Team; employed by Western Asset Management as an investment professional for at least the past five years.

The following tables set forth certain additional information with respect to the above named fund’s investment professional responsible for the day-to-day management with other members of the Fund’s portfolio management team for the fund. Unless noted otherwise, all information is provided as of April 30, 2024.

Other Accounts Managed by Investment Professional

The table below identifies the number of accounts (other than the fund) for which the below named fund’s investment professional has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance is also indicated.

Name of PM	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
	Other Registered Investment Companies	74	$109.83 billion	None	None
Michael C. Buchanan ‡	Other Pooled Vehicles	286	$67.18 billion	22	$2.56 billion
	Other Accounts	594	$172.92 billion	19	$10.06 billion
	Other Registered Investment Companies	29	$14.70 billion	None	None
Ryan Brist ‡	Other Pooled Vehicles	29	$14.56 billion	None	None
	Other Accounts	171	$71.59 billion	5	$1.48 billion

‡

The numbers above reflect the overall number of portfolios managed by employees of Western Asset Management Company (“Western Asset”). Western Asset’s investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. They are responsible for overseeing implementation of Western Asset’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

(a)(3): Investment Professional Compensation

Conflicts of Interest

The Subadviser has adopted compliance policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios. For example, potential conflicts of interest may arise in connection with the management of multiple portfolios (including portfolios managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a portfolio’s trades, investment opportunities and broker selection. Portfolio managers are privy to the size, timing, and possible market impact of a portfolio’s trades.

It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, the Subadviser or an affiliate has an interest in the account. The Subadviser has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. Eligible accounts that can participate in a trade generally share the same price on a pro-rata allocation basis, taking into account differences based on factors such as cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions, the Subadviser determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Subadviser may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. The Subadviser’s team approach to portfolio management and block trading approach seeks to limit this potential risk.

The Subadviser also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimis value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.

Employees of the Subadviser have access to transactions and holdings information regarding client accounts and the Subadviser’s overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, the Subadviser maintains a Code of Ethics that is compliant with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of the Subadviser’s business. The Code of Ethics is administered by the Legal and Compliance Department and monitored through the Subadviser’s compliance monitoring program.

The Subadviser may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. The Subadviser also maintains a compliance monitoring program and engages independent auditors to conduct a SOC1/ISAE 3402 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

Investment Professional Compensation

With respect to the compensation of the Fund’s investment professionals, the Subadviser’s compensation system assigns each employee a total compensation range, which is derived from annual market surveys that benchmark each role with its job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience and ability to produce desired results. Standard compensation includes competitive base salaries, generous employee benefits and a retirement plan.

In addition, the Subadviser’s employees are eligible for bonuses. These are structured to closely align the interests of employees with those of the Subadviser, and are determined by the professional’s job function and pre-tax performance as measured by a formal review process. All bonuses are completely discretionary. The principal factor considered is an investment professional’s investment performance versus appropriate peer groups and benchmarks (e.g., a securities index and with respect to the Fund, the benchmark set forth in the Fund’s Prospectus to which the Fund’s average annual total returns are compared or, if none, the benchmark set forth in the Fund’s annual report). Performance is reviewed on a 1, 3 and 5 year basis for compensation—with 3 and 5 years having a larger emphasis. The Subadviser may also measure an investment professional’s pre-tax investment performance against other benchmarks, as it determines appropriate. Because investment professionals are generally responsible for multiple accounts (including the Fund) with similar investment strategies, they are generally compensated on the performance of the aggregate group of similar accounts, rather than a specific account. Other factors that may be considered when making bonus decisions include client service, business development, length of service to the Subadviser, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to the Subadviser’s business.

Finally, in order to attract and retain top talent, all investment professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include long-term incentives that vest over a set period of time past the award date.

Investment Professional Securities Ownership

The table below identifies the dollar range of securities beneficially owned by the named investment professional as of April 30, 2024.

Investment Professional	Dollar Range of Portfolio Securities Beneficially Owned
Michael C. Buchanan	A
Ryan Brist	A

Dollar Range ownership is as follows:

A: none

B: $1 - $10,000

C: 10,001 - $50,000

D: $50,001 - $100,000

E: $100,001 - $500,000

F: $500,001 - $1 million

G: over $1 million

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Municipal High Income Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 26, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 26, 2024